Document and Entity Information - shares	3 Months Ended
	Mar. 31, 2016	Apr. 30, 2016
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q1
Trading Symbol	APA
Entity Registrant Name	APACHE CORP
Entity Central Index Key	0000006769
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		378,533,597